Expense Example - SIT MID CAP GROWTH FUND INC - SIT MID CAP GROWTH FUND INC	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,518